Accumulated Other Comprehensive Income (loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 1,633,538	$ 1,438,700	$ 1,374,748
Deferred taxes	(19,068)	3,773	23,863
Ending Balance	1,408,605	1,633,538	1,438,700
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(300,013)	(308,415)	(291,233)
Other comprehensive income (loss)	(73,660)	10,989	(20,358)
Deferred taxes	3,178	(2,587)	3,176
Ending Balance	(370,495)	(300,013)	(308,415)
Pension And Other Postretirement Benefit Liability Adjustments, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(157,495)	(166,724)	(208,206)
Other comprehensive income (loss)	(70,785)	11,375	66,264
Deferred taxes	16,635	(2,146)	(24,782)
Ending Balance	(211,645)	(157,495)	(166,724)
Unrealized Gain (Loss) On Derivatives, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(131)	16
Other comprehensive income (loss)	4,713	(359)	16
Deferred taxes	(203)	212
Ending Balance	4,379	(131)	16
Unrealized Gain (Loss) On Securities, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,409)	1,137	(2,608)
Reclassification adjustments for gains (losses) included in net income, net of taxes of $151, $591, $401 in 2019, 2018 and 2017	1,777	(1,244)	(1,847)
Other comprehensive income (loss)	307	(2,050)	7,849
Deferred taxes	(542)	748	(2,257)
Ending Balance	133	(1,409)	1,137
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(459,048)	(473,986)	(502,047)
Reclassification adjustments for gains (losses) included in net income, net of taxes of $151, $591, $401 in 2019, 2018 and 2017	1,777	(1,244)	(1,847)
Other comprehensive income (loss)	(139,425)	19,955	53,771
Deferred taxes	19,068	(3,773)	(23,863)
Ending Balance	$ (577,628)	$ (459,048)	$ (473,986)